Other Operating Income and Expenses (Details) - Schedule of Other Operating Expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Income and Expenses [Abstract]
Credit card expenses	$ (147)	$ (1,043)	$ (779)
Customer services	(627)	(1,791)	(2,583)
Operating risk charge-offs and provision	(43,501)	(10,358)	(11,089)
Recovery of operating expenses	29,813	2,692	362
Life insurance and general product insurance policies	(31,296)	(9,325)	(47,214)
Commercial representation expenses	(8,799)	(2,053)	(2,373)
Expenses associated leasing operations	(4,922)	(5,329)	(3,842)
Expenses associated factoring operations	(71)	(769)	(784)
Restructuring expenses	(43,156)	(14,232)	0
Commercial alliance expenses	(137)	(696)	(682)
Lawsuits provision	(555)	1,081	(1,210)
Retail association payment	(164)	(162)	(243)
Bond issuance expenses	0	(1,157)	(1,202)
Other	(11,177)	11,504	(34,667)
Total	$ (114,739)	$ (31,638)	$ (106,306)